Subsequent Events	9 Months Ended	12 Months Ended	5 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Subsequent Events

Note 18. Subsequent Events

On October 26, 2011, the UAW ratified a new four-year national collective bargaining agreement, covering approximately 26,000 U.S. hourly and salary UAW represented employees. The provisions of this agreement include a $3,500 ratification bonus, $1,750 of which is payable within 30 days of ratification and $1,750 of which is payable upon our achievement of a financial milestone, and performance and quality bonuses totaling $4,000 over the contract period, with the potential of up to an additional $1,000 paid annually based on our achievement of certain metrics. In addition, the agreement provides UAW represented employees with a simplified profit sharing plan that is directly aligned with our profitability. We are currently evaluating the financial impact of the remaining terms of the contract.

Note 24.  Subsequent Events

Fiat Ownership Interest

In January 2011, we delivered an irrevocable commitment letter to the U.S. Treasury stating that we had received the appropriate governmental approvals to begin commercial production of our Fully Integrated Robotised Engine in our Dundee, Michigan facility. As a result, Fiat's percentage ownership interest in the Company increased from 20 percent to 25 percent as a result of achieving the first of three Class B Events as outlined in our LLC Operating Agreement. In accordance with our LLC Operating Agreement, Fiat's ownership interest increased through dilution of the other members' ownership interests.

In April 2011, we delivered a notice to the U.S. Treasury confirming that we had achieved the Non-NAFTA Distribution Event in our LLC Operating Agreement. As a result, Fiat's percentage ownership interest increased to 30 percent pursuant to our LLC Operating Agreement.

After these events and the proportional dilution of the ownership of our other members, the current ownership interests of our members is as follows: VEBA Trust: 59.2 percent; Fiat: 30 percent; U.S. Treasury: 8.6 percent and Canada CH: 2.2 percent.

On April 20, 2011, Fiat agreed with us and our other members that Fiat would increase its ownership interest in us by exercising in full its call option to acquire an additional 16 percent ownership interest in us pursuant to the terms of our LLC Operating Agreement. Fiat has agreed that it would acquire the additional ownership interest for a payment of $1,268 million, concurrently with the repayment in full of our U.S. Treasury first lien credit agreement and EDC credit agreement, provided that these repayments are completed by June 30, 2011. As described below, we announced on May 2, 2011 that we were pursuing a refinancing transaction that, if completed would enable us to repay in full our U.S. Treasury first lien credit agreement and EDC credit agreement.

Upon the closing of this call option exercise, we will receive the entire exercise price in cash, increasing our contributed capital by the net proceeds of the option exercise, and will issue new membership interests to Fiat, increasing Fiat's aggregate fully-diluted ownership interest by 16 percent.

On May 2, 2011, we announced that we intended to pursue a refinancing of our U.S. Treasury first lien credit agreement and EDC credit agreement, through a new senior secured term loan and revolving credit facility of up to $5 billion and an expected issuance of secured debt securities. The net proceeds of these transactions, together with the proceeds from Fiat's exercise of its call option, will be used to repay our outstanding loans under the U.S. Treasury first lien credit agreement and EDC credit agreement and to pay related fees and expenses. The terms and timing of these transactions remain subject to market conditions and agreement between the Company and prospective lenders and investors, and there can be no assurance that we can complete these transactions on terms acceptable to us.

Canadian Transfer Pricing Reassessment

During January 2011, we received reimbursements from Daimler of $319 million related to the Final Reassessment. Daimler also made payments of $183 million to the CRA and payments of $350 million to the Provincial Tax Authorities related to this matter. In addition, the $500 million CRA tax lien against our Canadian manufacturing facilities and related assets was discharged.

During February 2011, the Canadian Tax Authorities applied an additional $48 million of payments previously made by us against the amount owing under the Final Reassessment, thereby increasing the amount we are to be reimbursed by Daimler related to the Final Reassessment by $48 million. In February 2011, we received additional reimbursements from Daimler of $54 million related to the Final Reassessment and Daimler made additional payments of $123 million to the Provincial Tax Authorities. In addition, the remaining $700 million Ontario government tax liens against our Canadian manufacturing facilities and related assets was discharged.

Daimler is expected to make additional settlement payments to the Provincial Tax Authorities in the first quarter of 2011, with the remainder of the obligation being settled prior to the end of 2011. Refer to Note 13, Income Taxes, for additional information related to the Canadian Transfer Pricing Reassessment.

TARP Covenants

On April 20, 2011, we agreed with U.S. Treasury that in the event that the obligations under the U.S. Treasury loan agreement were repaid in full and the commitment under that agreement terminated, we would, in lieu of the vitality covenants, governance covenant and TARP covenants described in Note 12, Financial Liabilities, agree to continue to comply with the requirements of TARP as though the Company and its subsidiaries remained a TARP recipient receiving exceptional financial assistance through the date on which the U.S. Treasury has sold the Class A membership interest it originally acquired in connection with the 363 Transaction (the "TARP Restricted Period"). Specifically, we agreed to comply with the vitality covenant and covenants substantially similar to the TARP covenants during the TARP Restricted Period. The agreement expressly confirms that these restrictions will not be applicable to Fiat or any of its affiliates (other than Chrysler Group and its subsidiaries) in the event Fiat acquires majority ownership in us.

Other

In preparing our accompanying audited consolidated financial statements for the year ended December 31, 2010, we have evaluated for potential recognition and disclosure, events and transactions that have occurred subsequent to December 31, 2010 and through the date of the original issuance of these financial statements on February 25, 2011 and have updated this evaluation through the date of the reissuance of these financial statements on May 6, 2011.

Note 23. Subsequent Events

Fiat Transaction

On June 10, 2009, New Chrysler acquired the principal operating assets and assumed certain liabilities of the Debtors, in addition to acquiring the equity of the Company's foreign subsidiaries, in exchange for $2.0 billion in cash under the terms of the Purchase Agreement among the Company, New Chrysler and Fiat S.p.A in a transaction approved by the Court pursuant to Section 363 of the Bankruptcy Code. As of June 9, 2009, the carrying values of the total assets acquired and liabilities assumed by New Chrysler were approximately $33 billion and $29 billion, respectively.

The liabilities assumed by New Chrysler include, but are not limited to, certain accounts payable balances, accruals for personnel costs, warranty obligations, product liability accruals, sales incentive obligations, restructuring accruals and employee retirement and other benefit obligations. The principal liabilities not assumed by New Chrysler include the First and Second Lien Credit Agreements, the DIP Credit Agreement and certain OPEB and legal liabilities. Refer to Note 1, Background and Nature of Operations, for additional information related to the Fiat Transaction.

In connection with the Purchase Agreement and the Closing (see Note 1, Background and Nature of Operations), the Debtors and New Chrysler entered into a Transition Services Agreement dated June 10, 2009 (the "TSA"). As part of the TSA, New Chrysler has agreed to provide certain services to the Debtors, including, but not limited to, administrative services, corporate accounting services, benefits administration, information technology, in-house legal services, insurance and risk management, operations management, real estate, security, tax, treasury and finance, and workers' compensation. Similarly, the Debtors have agreed to provide certain services to New Chrysler, including, but not limited to, services with respect to dealer matters, company cars and corresponding insurance coverage. Such services are currently being provided by such parties in accordance with the TSA.

Additionally, as part of the TSA, the Debtors have granted New Chrysler licenses to occupy and use eight owned premises and various leased premises (collectively, the "Premises") for the operations of the New Chrysler business. During the periods of occupancy beginning June 10, 2009 and with license termination dates ranging from August 15, 2009 to April 30, 2011, all licenses are "net," and, accordingly, New Chrysler is responsible for all costs and obligations in connection with the operation of the Premises, including, but not limited to, (i) paying real estate taxes and assessments, (ii) maintaining and repairing the Premises, (iii) paying for the cost of all utility services for the Premises, (iv) obtaining and paying for all insurance and (v) with respect to the leased premises, paying for all rental amounts, common area maintenance charges or other similar charges imposed on the tenant under the lease. Aside from New Chrysler taking over the responsibilities for the costs and obligations, no other consideration will be given to the Debtors for the use of these Premises. Upon termination of the license agreements with New Chrysler, the Company becomes responsible for the carrying costs of the previously licensed facilities until disposal.

First Lien Credit Agreement

The $2.0 billion received in connection with the Fiat Transaction was immediately used to pay down a portion of the outstanding principal on the First Lien Credit Agreement. Approximately, $199 million of additional payments have been made to the First Lien debt holders through April 30, 2010, the effective date of the Liquidation Plan (as described and defined below under "Chapter 11 Reorganization Proceedings").

U.S. Warranty Commitment Program

In connection with the Fiat Transaction on June 10, 2009, New Chrysler acquired the Company's investment in the Warranty SPV and assumed Holding's $280 million loan.

UAW Settlement Agreement for Retiree Health Care Benefits

The Settlement Agreement related to the UAW retiree health care benefits discussed in Note 16, Employee Retirement and Other Benefits, was not assumed by New Chrysler. Rather, New Chrysler entered into the New Settlement Agreement with the UAW, which provided for certain postretirement health care benefits to vested retirees covered under the Company's plans, along with other stipulated forms of payment to the United Auto Workers' Retiree Medical Benefits Trust, a voluntary employees' beneficiary association trust and certain of its wholly-owned subsidiaries ("New VEBA TRUST").

Under the New Settlement Agreement, New Chrysler created the UAW Postretirement Health Care Plan, which was responsible for paying all health care claims incurred through January 1, 2010 by its UAW vested retirees. New Chrysler is responsible for claims incurred by retirees who participated in an early retirement program offered by the Company during the period April 28, 2009 through May 25, 2009. For these individuals, New Chrysler has an obligation to pay all claims incurred for 24 months from the date the individual retired. The New VEBA Trust will assume responsibility for all claims incurred after that date.

U.S. Treasury Loan Agreement

In connection with the Fiat Transaction on June 10, 2009, New Chrysler assumed an obligation for $500 million of the $4.0 billion Holding borrowed under the U.S. Treasury Loan Agreement.

Canadian Government Loan and Tax Dispute

The Company's Canadian subsidiary has granted a lien against the Canadian manufacturing facilities and related assets in the principal amount of approximately $1.0 billion in favor of the CRA and Ontario Provincial Tax Authorities. Approximately $453 million of this lien is in favor of the Ontario government and is subordinated to the working capital loans received from the EDC (see Note 14, Income Taxes). In connection with the Fiat Transaction on June 10, 2009, all assets subject to these liens were acquired by New Chrysler.

As a result of the Fiat Transaction on June 10, 2009, the EDC Loan Agreement and EDC Credit Facility were transferred to New Chrysler. No interest or principal amounts were paid by the Company and all outstanding amounts owed were assumed by New Chrysler.

Auto Supplier Support Program

In connection with the Fiat Transaction on June 10, 2009, New Chrysler assumed the terms of the Auto Supplier Support Program, which was established by the U.S. Treasury to ensure the payment of qualified automotive receivables to certain automotive suppliers of the Company. New Chrysler also assumed the $1.5 billion loan facility that was previously provided by the U.S. Treasury to Receivable SPV to finance this program. As of June 9, 2009, $123 million was outstanding on the Receivable SPV Facility.

Ally Master Transaction Agreement

As a result of the Transaction, New Chrysler replaced the Company as a party to the Ally MTA between the Company, U.S. Treasury, Ally and USDART. The Ally MTA provides for a risk sharing arrangement, in which USDART will reimburse Ally for a majority of certain qualifying losses on loans with third party Chrysler dealerships issued prior to November 21, 2009. Previously, the Company provided $600 million to USDART to cover these losses. On June 10, 2009, and in accordance with the Ally MTA, $500 million of these advances were transferred from USDART to New Chrysler. The unused portion of the remaining $100 million advance to USDART will be transferred to New Chrysler upon conclusion of the Ally MTA. The Ally MTA will terminate no earlier than 2013 unless all parties mutually agree to terminate the contract at an earlier date.

Debtors-in-Possession Financing

The outstanding amount of principal and accrued interest under the DIP Credit Facilities were due and payable on June 29, 2009. As of August 13, 2009, the Debtors had not made any payments on amounts outstanding under the DIP Credit Agreement and, as a result, the U.S. Treasury formally provided the Debtors with a "Notice of Default and Reservation of Rights". No further borrowings are permitted under the DIP Credit Agreement.

On November 19, 2009, the Court entered an agreed order (the "DIP Lenders Winddown Order") that, among other things, provides for consensual use of the U.S. Treasury and EDC as the DIP Lenders' ("Government DIP Lenders") cash collateral to fund the Debtors' winddown activities and the consummation of the Plan (defined below), subject to the terms and conditions of the DIP Lenders Winddown Order. As of the effective date of the Plan, the DIP Credit Agreement was deemed extinguished, provided that the rights of the Government DIP Lenders under the DIP Credit Agreement shall be enforceable against the Old Carco Liquidation Trust established under the Plan only as and to the extent set forth in the Plan and the DIP Lenders Winddown Order.

Daimler Settlements

On August 17, 2009, the Official Unsecured Creditors Committee filed an Adversary Proceeding against Daimler in the Court alleging various causes of action relating to, among other things, Daimler's sale of its controlling interest in the Debtors to Cerberus. As a result of the filing of the Adversary Proceeding, the conditions to the forgiveness and extinguishment of Daimler's portion of the debt under the Second Lien Credit Agreement (totaling $1.5 billion) were not satisfied. As such, Daimler has informed the Debtors that it has not released its lien on the Debtors' assets and is reserving its rights with respect to its portion of the debt under the Second Lien Credit Agreement.

Chapter 11 Reorganization Proceedings

On December 14, 2009, the Debtors filed the Joint Plan of Liquidation of Debtors and Debtors-in-Possession (as amended on January 19, 2010 and January 22, 2010 and as modified on April 13, 2010, April 23, 2010 and April 28, 2010, the "Liquidation Plan"). On December 15, 2009, the Debtors filed the related Disclosure Statement with respect to the Liquidation Plan (as amended on January 19, 2010 and January 22, 2010, the "Disclosure Statement"). The Disclosure Statement was approved by the Court on January 21, 2010. The Plan was confirmed by an order of the Court dated April 23, 2010 and became effective in accordance with its terms on April 30, 2010. As of the effective date of the Plan, the Debtors were dissolved (subject to certain restructuring transactions) and assets of the Debtors' estates were transferred to a liquidation trust to be administered consistent with the Liquidation Plan.

Change of Management

Following the Fiat Transaction, the Company's Chief Financial Officer assumed the position of Chief Executive Officer of the Company and was the only employee. Effective December 1, 2009, the Company retained this individual as an independent consultant to serve as its Chief Executive Officer. As of the issuance date of the accompanying Consolidated Financial Statements, the Company had no employees.

Other

In accordance with the guidance for subsequent events, the Company evaluated all subsequent events for recognition or disclosure through November 3, 2010, the date of issuance of the financial statements.